Related Party Transactions (Details) - Schedule of Related Parties of the Company with whom Transactions are Reported in these Financial Statements	12 Months Ended
Sep. 30, 2023
Mr. Weicheng Hsiao [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Mr. Weicheng Hsiao is the Company’s founder and has served as its Representative Director and Chief Executive Officer since May 2019.
Goodride Japan INC. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Goodride Japan INC. is owned by the founder and Chief Executive Officer, Mr. Weicheng Hsiao.
Delta Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Mr. Eiji Fujino, one of our directors, has served as the representative director at Delta Co. Ltd. since February 2014.
Mr. Taisuke Otsubo [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Mr. Taisuke Otsubo has served as the Corporate Auditor since December 2021.
Mr. Takayuki Tokoroda [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Mr. Takayuki Tokoroda has served as the director since December 2021.
B.H Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	One of our directors, Mr. Tokoroda, has served as the chief executive officer at B.H Co., Ltd. (KRX: 090460), a Japanese whole-seller, since August 2007.